Stock based compensation (Details 4)		12 Months Ended
	Jul. 25, 2010	Dec. 31, 2012 Stock Options [Member] USD ($)		Dec. 31, 2012 Stock Options [Member] EUR (€)	Dec. 31, 2011 Stock Options [Member] USD ($)		Dec. 31, 2011 Stock Options [Member] EUR (€)	Dec. 31, 2010 Stock Options [Member] USD ($)		Dec. 31, 2010 Stock Options [Member] EUR (€)
Balance, Share Award Available for Grant -Beginning Balance		275,000		275,000	475,000		475,000	45,000		45,000
Options authorized, Share Available for Grant		1,000,000		1,000,000				750,000		750,000
Granted, Shares Available For Grant		(550,000)		(550,000)	(200,000)		(200,000)	(305,000)		(305,000)
Exercised, Shares Available For Grant		0		0	0		0	0		0
Forfeited, Shares Available For Grant		10,000		10,000	0		0	(15,000)		(15,000)
Balance, Share Award Available for Grant - Ending Balance		735,000		735,000	275,000		275,000	475,000		475,000
Balance, Share Award Granted and Outstanding -Beginning Balance		3,140,990		3,140,990	3,098,490		3,098,490	3,110,990		3,110,990
Options authorized, Options Granted and Outstanding	200,000	0		0				0		0
Granted, Options Granted and Outstanding		550,000		550,000	200,000		200,000	305,000		305,000
Exercised, Options Granted and Outstanding		(195,000)		(195,000)	(44,200)		(44,200)	(63,000)		(63,000)
Forfeited, Options Granted and Outstanding		(223,500)		(223,500)	(113,300)		(113,300)	(254,500)		(254,500)
Balance, Share Award Granted and Outstanding - Ending Balance		3,272,490		3,272,490	3,140,990		3,140,990	3,098,490		3,098,490
Balance,Weighted Average Fair Value - Beginning Balance		$ 14.65	[1]	€ 11.66	$ 14.69	[1]	€ 11.71	$ 14.96	[1]	€ 12.08
Options Authorized, Weighted Average Exercise Price		$ 0	[1]	€ 0				$ 0	[1]	€ 0
Granted, Weighted Average Exercise Price		$ 5.97	[1]	€ 4.67	$ 4.39	[1]	€ 3.28	$ 6.91	[1]	€ 5.21
Exercised, Weighted Average Exercise Price		$ 2.04	[1]	€ 2.33	$ 1.48	[1]	€ 1.63	$ 4.01	[1]	€ 5.75
Forfeited, Weighted Average Exercise Price		$ 16.88	[1]	€ 13.69	$ 8.93	[1]	€ 7.49	$ 8.51	[1]	€ 7.65
Balance, Weighted Average Fair Value - Ending Balance		$ 13.79	[1]	€ 10.90	$ 14.65	[1]	€ 11.66	$ 14.69	[1]	€ 11.71

[1]	Historical exchange rate at date of grant